REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	9 Months Ended
Sep. 30, 2021
Revision Of Prior Period Financial Statements [Abstract]
Revision Of Prior Period Financial Statements
NOTE 1A. REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
In connection with the preparation of the Company’s condensed financial statements as of September 30, 2021, management determined it should revise its previously reported condensed financial statements. The Company had previously determined the Class A Ordinary Shares subject to possible redemption to be equal to the redemption value of $10.00 per Class A Ordinary Shares while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management has also determined that the Class A Ordinary Shares issued in connection with the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management has concluded that the redemption value should include all the Class A Ordinary Shares subject to possible redemption, resulting in the Class A Ordinary Shares subject to possible redemption being equal to their redemption value. In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the changes and has determined that the related impact was not material to any previously presented financial statements. Therefore, the Company will present this revision in a prospective manner in all future filings. Under this approach, the previously issued IPO Balance Sheet and Form
10-Qs
will not be amended, but historical amounts presented in the current and future filings will be recast to be consistent with the current presentation, and an explanatory footnote will be provided. As a result, management has noted a reclassification adjustment related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Class A Ordinary Shares subject to possible redemption with the offset recorded to additional paid-in
capital (to the extent available), accumulated deficit and the Class A Ordinary Shares.
In connection with the change in presentation for the Class A Ordinary Shares subject to possible redemption, the Company also revised its earnings per share calculation to allocate net income (loss) evenly to Class A and Class B Ordinary Shares. The presentation contemplates a Business Combination as the most likely outcome, in which case, both the Class A Ordinary Shares and the Class B Ordinary Shares share pro rata in the income (loss) of the Company.
There has been no change in the Company’s total assets, liabilities or operating results.

The impact of the revision on the Company’s financial statements is reflected in the following table.

	As Previously Reported	Adjustment	As Revised
Balance Sheet as of February 9, 2021 (audited)
Class A Ordinary Shares subject to possible redemption	300,351,190	44,648,810	345,000,000
Class A Ordinary Shares	446	(446)	—
Additional paid-in capital	13,003,096	(13,003,096)	—
Accumulated deficit	(8,004,403)	(31,645,268)	(39,649,671)
Total shareholders’ equity (deficit)	5,000,002	(44,648,810)	(39,648,808)